UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-866-777-7818

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.2%

                                                       FACE AMOUNT      VALUE
                                                       -----------   -----------
FEDERAL HOME LOAN BANK - 15.0%
        3.625%, 07/01/11                               $10,000,000   $10,012,690
        3.625%, 12/17/10                                 1,500,000     1,506,958
                                                                     -----------
                                                                      11,519,648
                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.2%
        6.000%, 06/15/11                                 2,000,000     2,135,048
        5.625%, 03/15/11                                 1,800,000     1,899,866
                                                                     -----------
                                                                       4,034,914
                                                                     -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 41.0%
        5.375%, 08/15/09                                 1,000,000     1,018,997
        4.000%, 08/26/11                                 1,000,000     1,003,516
        4.000%, 08/05/11                                 8,000,000     8,039,840
        4.000%, 06/24/11                                17,000,000    17,082,110
        3.530%, 08/25/10                                 1,000,000       998,154
        3.375%, 05/19/11                                 2,000,000     2,004,104
        2.750%, 04/11/11                                 1,500,000     1,481,621
                                                                     -----------
                                                                      31,628,342
                                                                     -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $46,897,565)                                              47,182,904
                                                                     -----------
U.S. TREASURY OBLIGATIONS - 39.8%
   U.S. Treasury Bills
      2.040%, 07/02/09 (A)(D)                           30,790,000    30,386,466
      1.919%, 12/04/08 (B)(D)                              300,000       299,619
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $30,620,294)                                              30,686,085
                                                                     -----------
CORPORATE OBLIGATIONS - 2.0%
FINANCIALS - 2.0%
   CitiFinancial
      10.000%, 05/15/09                                    500,000       496,411
   Wachovia
      6.000%, 10/30/08                                   1,000,000       989,850
                                                                     -----------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $1,524,500)                                                1,486,261
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

PURCHASED OPTION CONTRACT - 0.0%

                                                       CONTRACTS/
                                                         SHARES        VALUE
                                                       ----------   -----------
CBOE Mini Index, December 2008, 25 Call
   (Cost $5,272)                                             21     $     7,980
                                                                    -----------
CASH EQUIVALENT - 0.6%
   HighMark Diversified Money Market Fund, Fiduciary
      Class, 2.760% (C) (Cost $467,102)                 467,102         467,102
                                                                    -----------
   TOTAL INVESTMENTS - 103.6%
      (Cost $79,514,733) ++                                         $79,830,332
                                                                    ===========
WRITTEN INDEX OPTION CONTRACTS - (1.1)%
   CBOE Mini Index, October 2008, 152.50 Put               (271)    $   (96,205)
   CBOE NASDAQ 100 Index, October 2008, 1475 Put             (3)         (6,570)
   CBOE Russell 2000 Index, October 2008, 650 Put           (64)        (87,808)
   CBOE Volatility Index, December 2008, 25 Put             (21)         (5,313)
   Dow Jones Index, October 2008, 107 Put                  (111)        (31,635)
   PHLX Bank Index, October 2008, 60 Put                   (616)       (295,680)
   PHLX Utility Index, October 2008, 440 Put               (100)       (123,000)
   Russell 1000 Index, October 2008, 590 Put                (68)        (97,988)
   S&P 500 Index, October 2008, 1090 Put                    (38)        (71,820)
                                                                    -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $739,076)                                  $  (816,019)
                                                                    ===========

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

The following forward foreign currency contracts were outstanding as of September 30, 2008:

                                                                       Unrealized
                      Currency to         Currency to    Contract     Appreciation
Maturity Date           Receive             Deliver        Value     (Depreciation)
-------------         -----------         -----------   ----------   --------------
12/17/08        AUD     2,000,000   USD    1,568,240    $1,569,820     $   1,580
12/17/08        JPY   590,000,000   USD    5,513,967     5,625,245       111,278
12/17/08        NOK    45,000,000   USD    7,803,942     7,577,982      (225,960)
12/17/08        NZD     6,000,000   USD    3,978,078     3,967,985       (10,093)
12/17/08        SEK    45,000,000   USD    6,582,581     6,459,846      (122,735)
12/17/08        USD     7,421,150   CAD    8,000,000     7,421,150      (131,892)
12/17/08        USD     7,474,390   CHF    8,500,000     7,474,390      (165,122)
12/17/08        USD     3,513,380   EUR    2,500,000     3,513,380       (10,298)
12/17/08        USD     7,678,868   GBP    4,400,000     7,678,868      (181,981)
                                                                       ---------
                                                                       $(735,223)
                                                                       =========

The following futures contracts were outstanding as of September 30, 2008:

                   Number                      Unrealized
Contract            of         Settlement     Appreciation
Description      Contracts       Month       (Depreciation)
--------------   ---------   -------------   --------------
CBOE VIX Index      (16)      October 2008      $(74,950)
CBOE VIX Index        1      November 2008         1,730
CBOE VIX Index       13      December 2008         5,840
                                                --------
                                                $(67,380)
                                                ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $77,084,968.

(A) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN PURCHASED AND WRITTEN OPTION CONTRACTS.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2008.

(D)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CURRENCY LEGEND

AUD AUSTRALIAN DOLLAR
CAD CANADIAN DOLLAR
CHF SWISS FRANC
EUR EURO DOLLAR
GBP BRITISH POUND
JPY JAPANESE YEN
NOK NORWEGIAN KRONE
NZD NEW ZEALAND DOLLAR
SEK SWEDISH KRONE
USD U.S. DOLLAR

++   AT SEPTEMBER 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$79,691,013, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $261,485 AND $(122,166), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  SHORT-TERM INCOME FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

The Fund's adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund's to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

Investments in Securities        Level 1        Level 2    Level 3      Total
-------------------------      -----------   -----------   -------   -----------
                               $31,161,167   $48,669,165     $--     $79,830,332


Other Financial Instruments*     Level 1     Level 2   Level 3      Total
----------------------------   -----------   -------   -------   -----------
                               $(1,618,622)    $--       $--     $(1,618,622)

* OTHER FINANCIAL INSTRUMENTS ARE WRITTEN INDEX OPTION CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, AND FUTURES CONTRACTS.

ANA-QH-003-0800

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK - 79.5%+

                                                       SHARES       VALUE
                                                      --------   ----------
AUSTRALIA - 2.2%
   AGL Energy (A)                                        2,179   $   23,987
   Ansell (A)                                              315        3,229
   CSL (A)                                                 847       25,613
                                                                 ----------
                                                                     52,829
                                                                 ----------
AUSTRIA - 0.8%
   Verbund, Cl A (A)                                       328       20,141
                                                                 ----------
BELGIUM - 2.6%
   Mobistar (A)                                            401       28,161
   Nationale A Portefeuille (A)                            502       33,148
                                                                 ----------
                                                                     61,309
                                                                 ----------
BERMUDA - 0.8%
   XL Capital, Cl A                                      1,100       19,734
                                                                 ----------
DENMARK - 1.0%
   FLSmidth (A)                                            175        8,866
   Vestas Wind Systems * (A)                               175       15,241
                                                                 ----------
                                                                     24,107
                                                                 ----------
FINLAND - 1.2%
   Nokia (A)                                               168        3,126
   Orion, Cl B (A)                                       1,579       26,692
                                                                 ----------
                                                                     29,818
                                                                 ----------
FRANCE - 6.9%
   Accor (A)                                               547       29,148
   Eramet (A)                                               27       10,321
   GDF Suez (A)                                            209       10,849
   Hermes International (A)                                169       27,434
   PagesJaunes Groupe (A)                                1,788       24,895
   Technip (A)                                             335       18,782
   Thales (A)                                              679       34,189
   Vivendi (A)                                             317        9,916
                                                                 ----------
                                                                    165,534
                                                                 ----------
GERMANY - 1.8%
   Bilfinger Berger (A)                                    309       16,059

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                      --------   ----------
GERMANY - CONTINUED
   Hochtief (A)                                            280   $   13,333
   MAN (A)                                                 176       11,823
                                                                 ----------
                                                                     41,215
                                                                 ----------
HONG KONG - 1.7%
   Hysan Development (A)                                11,000       28,636
   Wheelock (A)                                          6,000       10,883
                                                                 ----------
                                                                     39,519
                                                                 ----------
ITALY - 0.2%
   Unipol Gruppo Finanziario (A)                         2,166        4,638
                                                                 ----------
JAPAN - 15.1%
   Aiful (A)                                               850        6,589
   Aioi Insurance (A)                                    3,000       14,990
   Denki Kagaku Kogyo K K (A)                            9,000       23,720
   Ebara (A)                                             3,000        7,944
   Fast Retailing (A)                                      200       20,431
   H2O Retailing (A)                                     4,000       24,402
   Hakuhodo DY Holdings (A)                                660       32,618
   Hitachi                                               5,000       33,815
   Kyowa Hakko Kirin (A)                                 1,000       10,536
   NEC (A)                                               6,000       25,691
   Nomura Real Estate Holdings (A)                       1,000       23,862
   Oki Electric Industry (A)                             3,000        3,169
   Sankyo (A)                                              600       30,510
   Shiseido (A)                                          1,000       22,433
   Sumitomo Realty & Development (A)                     1,000       21,818
   Tokyo Steel Manufacturing (A)                         1,200       13,283
   UNY (A)                                               1,000       10,194
   Yamazaki Baking (A)                                   2,000       24,299
   Yaskawa Electric (A)                                  2,000       11,409
                                                                 ----------
                                                                    361,713
                                                                 ----------
NORWAY - 0.4%
   Aker Solutions (A)                                      200        3,218
   Yara International (A)                                  180        6,366
                                                                 ----------
                                                                      9,584
                                                                 ----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                      --------   ----------
SPAIN - 1.4%
   Banco Santander (A)                                     236   $    3,531
   Repsol YPF (A)                                          978       28,919
                                                                 ----------
                                                                     32,450
                                                                 ----------
SWEDEN - 1.2%
   Securitas, Cl B (A)                                     600        6,711
   Ssab Svenskt Stal (A)                                   200        2,744
   Tele2, Cl B (A)                                       1,800       20,398
                                                                 ----------
                                                                     29,853
                                                                 ----------
SWITZERLAND - 3.3%
   ABB (A)                                                 817       15,874
   Kuehne and Nagel International (A)                      379       25,355
   Schindler Holding (A)                                   419       25,289
   Syngenta (A)                                             60       12,686
                                                                 ----------
                                                                     79,204
                                                                 ----------
UNITED KINGDOM - 3.4%
   Anglo American (A)                                      405       13,716
   Cable & Wireless (A)                                  9,892       29,451
   Compass Group (A)                                     3,801       23,635
   ICAP (A)                                              2,447       15,824
                                                                 ----------
                                                                     82,626
                                                                 ----------
UNITED STATES - 35.5%
   Activision Blizzard *                                 2,300       35,489
   Altria Group                                          1,900       37,696
   Anadarko Petroleum                                      400       19,404
   Apartment Investment & Management, Cl A                 900       31,518
   Apple *                                                 200       22,732
   Applied Biosystems                                      500       17,125
   Autodesk *                                              400       13,420
   AutoNation *                                            900       10,116
   Berkshire Hathaway, Cl B *                               10       43,950
   Best Buy                                                400       15,000
   CF Industries Holdings                                  100        9,146
   Cimarex Energy                                          400       19,564
   Eastman Chemical                                        500       27,530
   Express Scripts, Cl A *                                 500       36,910

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES       VALUE
                                                      --------   ----------
UNITED STATES - CONTINUED
   Fluor                                                   300   $   16,710
   FMC Technologies *                                      400       18,620
   Hasbro                                                  600       20,832
   Janus Capital Group                                     700       16,996
   Linear Technology                                       800       24,528
   Lorillard                                               400       28,460
   Manpower                                                600       25,896
   Mastercard, Cl A                                        100       17,733
   Nasdaq OMX Group *                                      700       21,399
   Northern Trust                                          500       36,100
   Occidental Petroleum                                    300       21,135
   Owens-Illinois *                                        700       20,580
   Patterson-UTI Energy                                    500       10,010
   Public Storage                                          400       39,604
   Raytheon                                                646       34,567
   Reliant Energy *                                      1,500       11,025
   Salesforce.com *                                        200        9,680
   Sanmina-SCI *                                         8,000       11,200
   SPX                                                     200       15,400
   T Rowe Price Group                                      500       26,855
   Tyson Foods, Cl A                                     1,500       17,910
   Unum Group                                            1,200       30,120
   Visa, Cl A                                              300       18,417
   Williams                                                800       18,920
                                                                 ----------
                                                                    852,297
                                                                 ----------
   TOTAL COMMON STOCK
      (Cost $2,274,933)                                           1,906,571
                                                                 ----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

PREFERRED STOCK - 1.5%

                                                         SHARES/
                                                      FACE AMOUNT/
                                                        CONTRACTS       VALUE
                                                      ------------   ----------
GERMANY - 0.1%
   Fresenius Medical Care & KGaA (A)                           70    $    3,321
                                                                     ----------
ITALY- 1.4%
   Instituto Finanziario Industriale * (A)                    753         8,299
   Unipol (A)                                              14,476        24,537
                                                                     ----------
                                                                         32,836
                                                                     ----------
   TOTAL PREFERRED STOCK
      (Cost $50,035)                                                     36,157
                                                                     ----------
U.S. TREASURY OBLIGATION - 20.8%
   U.S. Treasury Bill
      0.729%, 12/04/08 (B)
      (Cost $498,311)                                  $  500,000       499,364
                                                                     ----------
PURCHASED OPTION CONTRACTS - 0.3%
UNITED STATES - 0.3%
   CBOE Mini Index, December 2008, 25 Call *                    2           760
   S&P 500 Index
      October 2008, 1335 Call *                                 4           408
      October 2008, 1080 Put *                                  4         5,760
                                                                     ----------
   TOTAL PURCHASED OPTION CONTRACTS
      (Cost $5,810)                                                       6,928
                                                                     ----------
CASH EQUIVALENTS (C) - 76.5%
   HighMark Diversified Money Market Fund,
      Fiduciary Class, 2.760%                              99,041        99,041
   Union Bank of California Diversified Money
      Market Fund, Fiduciary Shares, 0.390%             1,735,210     1,735,210
                                                                     ----------
   TOTAL CASH EQUIVALENTS
      (Cost $1,834,251)                                               1,834,251
                                                                     ----------
   TOTAL INVESTMENTS - 178.6%
      (Cost $4,663,340) ++                                           $4,283,271
                                                                     ==========

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - (80.0)%

                                                       SHARES       VALUE
                                                      --------   ----------
AUSTRALIA - (2.3)%
   Crown (A)                                            (2,406)  $  (16,680)
   Macquarie Airports (A)                               (7,639)     (16,764)
   Mirvac Group (A)                                     (8,364)     (17,017)
   Newcrest Mining (A)                                    (187)      (3,878)
                                                                 ----------
                                                                    (54,339)
                                                                 ----------
BERMUDA - (1.3)%
   RenaissanceRe Holdings                                 (600)     (31,200)
                                                                 ----------
FINLAND - (0.9)%
   Metso (A)                                              (111)      (2,716)
   Stora Enso (A)                                       (2,018)     (19,674)
                                                                 ----------
                                                                    (22,390)
                                                                 ----------
FRANCE - (4.8)%
   Cie Generale de Geophysique-Veritas * (A)              (538)     (17,032)
   ICADE (A)                                              (228)     (18,430)
   Neopost (A)                                            (222)     (20,887)
   Pernod-Ricard (A)                                       (99)      (8,701)
   Societe BIC (A)                                        (474)     (24,571)
   Zodiac (A)                                             (525)     (24,982)
                                                                 ----------
                                                                   (114,603)
                                                                 ----------
GERMANY - (5.2)%
   Allianz (A)                                            (212)     (29,000)
   Bayerische Motoren Werke (A)                           (273)     (10,558)
   Celesio (A)                                            (581)     (25,300)
   Deutsche Bank (A)                                      (330)     (23,554)
   IVG Immobilien (A)                                     (662)      (6,458)
   Premiere * (A)                                         (974)     (13,105)
   Q-Cells * (A)                                          (163)     (13,826)
   Solarworld (A)                                          (85)      (3,698)
                                                                 ----------
                                                                   (125,499)
                                                                 ----------
IRELAND - (0.8)%
   Experian (A)                                         (2,940)     (19,535)
                                                                 ----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - CONTINUED

                                                       SHARES       VALUE
                                                      --------   ----------
JAPAN - (15.3)%
   Chiyoda (A)                                          (1,000)  $   (7,402)
   Chubu Electric Power (A)                             (1,200)     (28,326)
   Daiichi Sankyo (A)                                     (100)      (2,581)
   Eisai (A)                                              (900)     (35,208)
   Elpida Memory * (A)                                    (400)      (7,531)
   Haseko (A)                                           (8,500)      (6,115)
   Hoya (A)                                             (1,100)     (21,861)
   Mitsubishi Chemical Holdings (A)                     (5,000)     (26,476)
   Mitsui Mining & Smelting (A)                         (2,000)      (4,677)
   Murata Manufacturing (A)                               (100)      (4,044)
   NGK Spark Plug (A)                                   (2,000)     (19,505)
   Nippon Mining Holdings (A)                           (1,000)      (4,035)
   Nissan Motor (A)                                     (1,500)     (10,161)
   Nomura Holdings (A)                                  (1,300)     (16,996)
   Rakuten (A)                                             (28)     (15,828)
   Softbank (A)                                           (700)      (9,138)
   Sumco (A)                                              (900)     (14,271)
   Tokyo Electric Power (A)                             (1,100)     (27,113)
   Tokyo Electron (A)                                     (300)     (13,600)
   Tokyo Gas (A)                                        (6,000)     (25,080)
   TonenGeneral Sekiyu (A)                              (5,000)     (41,140)
   Toyota Motor (A)                                       (600)     (25,697)
                                                                 ----------
                                                                   (366,785)
                                                                 ----------
NETHERLANDS - (1.8)%
   ING Groep (A)                                          (942)     (20,149)
   James Hardie Industries (A)                          (4,591)     (18,673)
   Randstad Holding (A)                                   (154)      (4,040)
                                                                 ----------
                                                                    (42,862)
                                                                 ----------
NORWAY - (0.4)%
   Renewable Energy * (A)                                 (500)      (9,210)
                                                                 ----------

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - CONTINUED

                                                       SHARES       VALUE
                                                      --------   ----------
SINGAPORE - (0.6)%
   ComfortDelgro (A)                                    (7,000)  $   (7,406)
   Singapore Technologies Engineering (A)               (3,000)      (5,726)
                                                                 ----------
                                                                    (13,132)
                                                                 ----------
SWEDEN - (1.8)%
   Alfa Laval (A)                                         (300)      (3,083)
   Boliden (A)                                            (800)      (3,341)
   Sandvik (A)                                          (2,000)     (21,039)
   Ssab Svenskt Stal (A)                                (1,000)     (15,790)
                                                                 ----------
                                                                    (43,253)
                                                                 ----------
SWITZERLAND - (3.0)%
   Givaudan (A)                                            (43)     (36,010)
   STMicroelectronics (A)                               (2,282)     (23,088)
   UBS * (A)                                              (762)     (13,059)
                                                                 ----------
                                                                    (72,157)
                                                                 ----------
UNITED KINGDOM - (7.3)%
   Berkeley Group Holdings (A)                            (958)     (13,124)
   British Energy Group (A)                             (1,410)     (19,210)
   British Land (A)                                     (1,485)     (20,082)
   British Sky Broadcasting Group (A)                   (2,836)     (21,154)
   Cadbury (A)                                          (2,263)     (22,947)
   Enterprise Inns (A)                                  (1,942)      (6,287)
   Land Securities Group (A)                              (291)      (6,589)
   Rentokil Initial (A)                                 (6,804)      (8,464)
   Shire (A)                                            (1,506)     (23,876)
   Tate & Lyle (A)                                      (2,732)     (18,817)
   Willis Group Holdings                                  (400)     (12,904)
   Wolseley (A)                                           (371)      (2,811)
                                                                 ----------
                                                                   (176,265)
                                                                 ----------
UNITED STATES - (34.5)%
   Abercrombie & Fitch                                    (100)      (3,945)
   Allegheny Technologies                                 (100)      (2,955)
   Amylin Pharmaceuticals *                               (300)      (6,066)
   Annaly Capital Management                            (1,500)     (20,175)
   Bank of America                                        (500)     (17,500)
   Black & Decker                                         (400)     (24,300)

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - CONTINUED

                                                       SHARES       VALUE
                                                      --------   ----------
UNITED STATES - CONTINUED
   Brown & Brown                                        (1,700)  $  (36,754)
   CB Richard Ellis Group *                               (500)      (6,685)
   Cephalon *                                             (400)     (30,996)
   Citigroup                                              (900)     (18,459)
   Constellation Brands *                               (1,300)     (27,898)
   Crown Castle International *                         (1,200)     (34,764)
   Dr Pepper Snapple Group *                            (1,300)     (34,424)
   Electronic Arts *                                      (700)     (25,893)
   Exterran Holdings *                                    (600)     (19,176)
   First American                                         (600)     (17,700)
   First Solar *                                          (100)     (18,891)
   Harley-Davidson                                        (700)     (26,110)
   Humana *                                               (100)      (4,120)
   Huntington Bancshares                                (1,300)     (10,387)
   IAC *                                                  (750)     (12,975)
   Lam Research *                                         (100)      (3,149)
   Liberty Global *                                     (1,100)     (33,330)
   MetroPCS Communications *                            (1,400)     (19,586)
   Micron Technology *                                  (1,900)      (7,695)
   Newmont Mining                                         (600)     (23,256)
   NII Holdings *                                         (300)     (11,376)
   Rowan                                                  (700)     (21,385)
   SanDisk *                                              (800)     (15,640)
   Schering-Plough                                      (1,500)     (27,705)
   Scripps Networks Interactive                           (100)      (3,631)
   SLM *                                                (1,000)     (12,340)
   Sovereign Bancorp                                    (1,600)      (6,320)
   Sprint Nextel                                        (2,600)     (15,860)
   Starbucks *                                          (1,500)     (22,305)
   Sunoco                                                 (500)     (17,790)
   Symantec *                                             (400)      (7,832)
   Tesoro                                                 (600)      (9,894)
   Transocean                                             (200)     (21,968)

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

SECURITIES SOLD SHORT - CONTINUED

                                                       SHARES/
                                                      CONTRACTS      VALUE
                                                      ---------   -----------
UNITED STATES - CONTINUED
   United Parcel Service                                 (500)    $   (31,445)
   UnitedHealth Group                                    (800)        (20,312)
   Valero Energy                                         (600)        (18,180)
   Vertex Pharmaceuticals *                              (800)        (26,592)
   Wells Fargo                                           (500)        (18,765)
   WR Berkley                                          (1,300)        (30,615)
                                                                  -----------
                                                                     (827,144)
                                                                  -----------
TOTAL SECURITIES SOLD SHORT
        (Proceeds $2,357,227)                                      (1,918,374)
                                                                  -----------
WRITTEN INDEX OPTION CONTRACTS - (0.5)%
   CBOE Volatility Index, December 2008, 25 Put            (2)           (506)
   S&P 500 Index, October 2008, 1115 Put                   (4)        (12,000)
   S&P 500 Index, October 2008, 1320 Call                  (4)           (600)
                                                                  -----------
   TOTAL WRITTEN INDEX OPTION CONTRACTS
      (Premiums received $8,704)                                  $   (13,106)
                                                                  ===========

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

The following futures contracts were outstanding as of September 30, 2008:

                          Number                       Unrealized
Contract                    of         Settlement     Appreciation
Description              Contracts       Month       (Depreciation)
-----------              ---------   -------------   --------------
90-Day Euro$                 8       March 2009        $  3,847
90-Day Euro$                 8       June 2009           (3,400)
Amsterdam Index              2       October 2008       (22,038)
Australian Dollar            7       December 2008       (3,885)
British Pound               (3)      December 2008       (7,519)
CAC40 10 Euro Index          4       October 2008        (5,321)
Canadian Dollar             (6)      December 2008       (5,670)
CBOE VIX Index              (3)      October 2008       (10,770)
CBOE VIX Index               3       December 2008        1,770
DAX Index                   (1)      December 2008        4,842
DJ Euro Stoxx 50 Index       4       December 2008       (3,526)
Euro Dollar                  2       December 2008        4,325
FTSE 100 Index               8       December 2008      (21,424)
Hang Seng Index             (1)      October 2008         7,199
IBEX Index                  (2)      October 2008         1,536
Japanese Yen                 2       December 2008        4,187
OMX Index                   (6)      October 2008         3,295
S&P 500 E Mini Index         1       December 2008       (2,255)
S&P/MIB Index                1       December 2008       (8,882)
S&P/TSE 60 Index             2       December 2008      (21,932)
SPI 200 Index                3       December 2008       (2,278)
Swiss Franc                  2       December 2008        3,475
TOPIX Index                 (2)      December 2008       19,850
                                                       --------
                                                       $(64,574)
                                                       ========

     PERCENTAGES ARE BASED ON NET ASSETS OF $2,398,128.

*    NON-INCOME PRODUCING SECURITY.

+    ALL OR A PORTION OF THESE SECURITIES ARE HELD AS COLLATERAL FOR SHORT
     SALES.

CL   CLASS

(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH ACCORDING TO PROCEDURES ADOPTED BY THE FAIR VALUATION COMMITTE OF THE BOARD OF TRUSTEES. ON SEPTEMBER 30, 2008, THE TOTAL VALUE OF THE LONG POSITIONS WAS $1,036,882, REPRESENTING 43.24% OF NET ASSETS OF THE FUND AND THE TOTAL VALUE OF THE SHORT POSITIONS WAS $(1,047,126), REPRESENTING (43.66)% OF NET ASSETS OF THE FUND.

(B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURES CONTRACTS.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF SEPTEMBER 30, 2008.

++   AT SEPTEMBER 30, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$4,663,340, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $38,797 AND $(418,866), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   ANALYTIC FUNDS
                                                  GLOBAL LONG-SHORT FUND
                                                  SEPTEMBER 30, 2008 (UNAUDITED)

The Fund's adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund's to measure fair value during the three months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments carried at value:

Investments in Securities        Level 1    Level 2   Level 3     Total
-------------------------      ----------   -------   -------   ----------
                               $4,283,271    $--        $--     $4,283,271

Other Financial Instruments*     Level 1     Level 2   Level 3      Total
----------------------------   -----------   -------   -------   -----------
                               $(1,996,054)    $--       $--     $(1,996,054)

* OTHER FINANCIAL INSTRUMENTS ARE WRITTEN INDEX OPTION CONTRACTS, FUTURES CONTRACTS, AND SECURITIES SOLD SHORT.

ANA-QH-002-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ Phil Masterson
                                            --------------------------
                                            Phil Masterson
                                            President

Date: November 21, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ Phil Masterson
                                            --------------------------
                                            Phil Masterson
                                            President

Date: November 21, 2008

By (Signature and Title)*                   /s/ Michael Lawson
                                            --------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: November 21, 2008

* Print the name and title of each signing officer under his or her signature.